INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS

7.    INVESTMENTS

As at and for the year ended December 31, 2021:

	Balance at					Balance at
	December			Fair Value	Debenture	December
	31, 2020	Additions	Disposals	Adjustments	Conversion	31, 2021
Short-term investments:
Common shares(1)	$18,190	$372	$(11,196)	$(4,688)	$—	$2,678
Warrants(2)	48	21	—	(58)	—	11
Total short-term investments	$18,238	$393	$(11,196)	$(4,746)	$—	$2,689

Non-current investment:
Convertible debenture(2)	$1,000	$—	$—	$2,410	$(3,410)	$—
Total investments	$19,238	$393	$(11,196)	$(2,336)	$(3,410)	$2,689
(1)	Fair value adjustments recorded within Other comprehensive income.
(2)	Fair value adjustments recorded within Net income.

As part of a financing conducted by a company Maverix had an investment in, Maverix agreed to exercise 19.5 million share purchase warrants at CAD$0.40 per common share and sell the underlying common shares received for CAD$0.50 per common share for total proceeds of $7.7 million (CAD$9.8 million) which closed in February 2021 (the “Financing”).

As at and for the year ended December 31, 2020:

	Balance at			Exercise		Balance at
	December			and	Fair Value	December
	31, 2019	Additions	Disposals	Transfers	Adjustments	31, 2020

Short-term investments:
Common shares(1)	$—	$8,205	$(501)	$7,020	$3,466	$18,190
Warrants(2)	—	8	—	(1,851)	1,891	48
Total short-term investments	$—	$8,213	$(501)	$5,169	$5,357	$18,238
Non-current investments
Common shares(1)	$7,006	$1,519	$(1,505)	$(7,020)	$—	$—
Convertible debenture(2)	—	1,000	—	—	—	1,000
Warrants(2)	142	—	—	(142)	—	—
Total non-current investments	$7,148	$2,519	$(1,505)	$(7,162)	$—	$1,000
Total investments	$7,148	$10,732	$(2,006)	$(1,993)	$5,357	$19,238
(1)	Fair value adjustments recorded within Other comprehensive income.
(2)	Fair value adjustments recorded within Net income.

In December 2020, the Company exercised the 19.5 million share purchase warrants associated with the Financing that closed in February 2021.

In April 2020, the Company acquired a $1.0 million convertible debenture (the “Debenture”). The Debenture had a two year term at an interest rate of 12% per annum. In March 2021, all amounts outstanding under the Debenture were converted into the Additional Silver Stream (Note 4).